Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified		Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	AerCap Holdings N.V. Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2009		$ 699	$ 593,133			$ 664,177	$ 1,258,009	$ 155,323	$ 1,413,332
Balance, shares at Dec. 31, 2009		85,036,957
Share-based compensation			2,842				2,842		2,842
Issuance of equity capital		871	784,832				785,703		785,703
Issuance of equity capital, shares		64,195,469
Purchase of non-controlling interest	[1]		(49,854)				(49,854)	(214,439)	(264,293)
Sale to joint venture partner			2,072				2,072	(2,072)
Capital contributions from non-controlling interests								37,988	37,988
Comprehensive income:
Net change in fair value of derivatives, net of tax	[2]				5,005		5,005		5,005
Net income for the period						207,573	207,573	29,247	236,820	[3],[4]
Comprehensive income (loss)					5,005	207,573	212,578	29,247	241,825
Balance at Dec. 31, 2010		1,570	1,333,025		5,005	871,750	2,211,350	6,047	2,217,397
Balance, shares at Dec. 31, 2010		149,232,426
Share-based compensation			7,180				7,180		7,180
Sale of non-controlling interests								(492)	(492)
Purchase of treasury stock				(100,000)			(100,000)		(100,000)
Purchase of treasury stock/share cancellation									9,402,663
Comprehensive income:
Net change in fair value of derivatives, net of tax	[2]				(13,518)		(13,518)		(13,518)
Net income for the period						172,224	172,224	526	172,750	[5]
Comprehensive income (loss)					(13,518)	172,224	158,706	526	159,232
Balance at Dec. 31, 2011		1,570	1,340,205	(100,000)	(8,513)	1,043,974	2,277,236	6,081	2,283,317
Balance, shares at Dec. 31, 2011		149,232,426
Share-based compensation			7,128				7,128		7,128
Purchase of non-controlling interest							(320,093)		(320,093)
Purchase of treasury stock		(377)	(419,716)	100,000			(320,093)		(320,000)
Purchase of treasury stock/share cancellation		(35,868,891)
Comprehensive income:
Net change in fair value of derivatives, net of tax	[2]				(1,360)		(1,360)		(1,360)
Net change in fair value of pension obligations, net of tax of nil, nil and $1,057, respectively	[6]				(4,528)		(4,528)		(4,528)
Net income for the period						163,655	163,655	(5,213)	158,442
Comprehensive income (loss)					(5,888)	163,655	157,767	(5,213)	152,554
Balance at Dec. 31, 2012		$ 1,193	$ 927,617		$ (14,401)	$ 1,207,629	$ 2,122,038	$ 868	$ 2,122,906
Balance, shares at Dec. 31, 2012		113,363,535

[1]	In November 2010, we repurchased Waha’s 50% equity interest in AerVenture. The purchase is accounted for as an equity transaction and no gain or loss was recorded in accordance with ASC 810.
[2]	In 2010, 2011 and 2012 we entered into interest rate swaps for which we achieved cash flow hedge accounting treatment. During these years no amounts were reclassified from accumulated other comprehensive (loss) income to the income statement.
[3]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).
[4]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[5]	Reclassifications of $0.6 million and $0.7 million relating to capitalized interest on pre-delivery payments have been made from net cash provided from operating activities to net cash used in investing activities for the years ended December 31, 2010 and 2011, respectively, to reflect the current year presentation.
[6]	We recognize as a component of other comprehensive (loss) income, the actuarial gains or losses that arise during the period.